Earnings Per Common Share, Calculation of Earnings and Diluted Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 19,549	$ 22,393	$ 22,183
Less: Preferred stock dividends and other	1,611	1,704	1,629
Wells Fargo net income applicable to common stock (numerator)	$ 17,938	$ 20,689	$ 20,554
Earnings per common share
Average common shares outstanding (denominator) (in shares)	4,393.1	4,799.7	4,964.6
Per share (in dollars per share)	$ 4.08	$ 4.31	$ 4.14
Diluted earnings per common share
Average common shares outstanding (in shares)	4,393.1	4,799.7	4,964.6
Diluted average common shares outstanding (denominator) (in shares)	4,425.4	4,838.4	5,017.3
Per share (in dollars per share)	$ 4.05	$ 4.28	$ 4.10
Stock options [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	0.8	8.0	17.1
Restricted share rights [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	31.5	26.3	24.7
Warrants [Member]
Diluted earnings per common share
Weighted average number of diluted shares outstanding, adjustment (in shares)	0.0	4.4	10.9
Series K [Member]
Earnings per Common Share, Basic and Diluted [Line Items]
Preferred stock, accretion of redemption discount	$ 220
Series J [Member]
Earnings per Common Share, Basic and Diluted [Line Items]
Preferred stock, accretion of redemption discount		$ 155